Common Stock and Additional Paid-in Capital (Tables)	6 Months Ended
Jun. 30, 2013
Common Stock and Additional Paid-in Capital [Abstract]
Shareholders' equity
	Number of non vested shares	Weighted average grant date fair value per non vested shares
Balance January 1, 2013	73,500	16.40
Granted	192,400	16.90
Vested	(12,500)	16.05
Balance June 30, 2013	253,400	16.80